Note 7 - Accrued Expenses - Accrued Expenses (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accrued Liabilities, Current	$ 1,103,340	$ 911,210	$ 1,629,218
Payroll and Related [Member]
Accrued Liabilities, Current	394,598	294,006	551,448
Professional Services [Member]
Accrued Liabilities, Current	169,510	263,928	427,932
Other Accrued Liabilities [Member]
Accrued Liabilities, Current	77,407	142,492	339,680
Property and Equipment [Member]
Accrued Liabilities, Current	286,657	118,139	176,614
Network [Member]
Accrued Liabilities, Current	$ 175,168	$ 92,645	$ 133,544